Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Directors’ fee	€ 511	€ 412	€ 400
Short-term employee benefits	1,934	2,026	1,704
Social security contributions and defined contribution plans	692	634	563
Employee benefit obligations	132	137	118
Total	€ 3,269	€ 3,209	€ 2,785